Consolidated statement of income $ in Millions	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Consolidated statement of income
Sales (Notes 3, 4, 5)		$ 171,493		$ 149,743	$ 165,357
Excise taxes (Notes 3, 5)		(22,394)		(21,818)	(21,936)
Revenues from sales (Notes 3, 5)		149,099		127,925	143,421
Purchases, net of inventory variation (Note 5)		(99,411)		(83,377)	(96,671)
Other operating expenses (Note 5)		(24,966)		(24,302)	(24,345)
Exploration costs (Note 5)		(864)		(1,264)	(1,991)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)		(16,103)		(13,523)	(17,720)
Other income (Note 6)		3,811		1,299	3,606
Other expense (Note 6)		(1,034)		(1,027)	(1,577)
Financial interest on debt		(1,396)		(1,108)	(967)
Financial income and expense from cash & cash equivalents		(138)		4	94
Cost of net debt (Note 15)		(1,534)		(1,104)	(873)
Other financial income (Note 6)		957		971	882
Other financial expense (Note 6)		(642)		(636)	(654)
Net income (loss) from equity affiliates (Note 8)		2,015		2,214	2,361
Income taxes (Note 11)		(3,029)		(970)	(1,653)
Consolidated net income		8,299		6,206	4,786
Group share		8,631		6,196	5,087
Non-controlling interests		$ (332)		$ 10	$ (301)
Earnings per share (in dollars or Euros per share) | (per share)	€ 2.97	$ 3.36	€ 2.28	$ 2.52	$ 2.17
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ 2.96	$ 3.34	€ 2.27	$ 2.51	$ 2.16